Financial instruments (Details 12) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Financial assets (CHF million)
Securities received as collateral	32,057	37,033	42,147	42,888
Trading assets	302,626	314,201	324,704	350,093
Investment securities	5,550	6,483	8,397	9,837
Loans	220,030	222,510	218,842	227,205
Financial liabilities (CHF million)
Obligation to return securities received as collateral	32,057	37,033	42,147	42,888
Trading liabilities	120,452	134,846	133,997	164,437
Short-term borrowings	20,373	23,023	21,683	22,128
Long-term debt	164,159	175,877	173,752	182,710
Carrying Value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091		220,443
Securities received as collateral	32,057		42,147
Trading assets	302,626		324,704
Investment securities	5,550		8,397
Loans	220,030		218,842
Other financial assets	191,961		189,973
Financial liabilities (CHF million)
Due to banks and deposits	328,442		325,057
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245		168,394
Obligation to return securities received as collateral	32,057		42,147
Trading liabilities	120,452		133,997
Short-term borrowings	20,373		21,683
Long-term debt	164,159		173,752
Other financial liabilities	128,535		123,549
Total - at fair value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091		220,443
Securities received as collateral	32,057		42,147
Trading assets	302,626		324,704
Investment securities	5,550		8,397
Loans	222,969		221,937
Other financial assets	192,003		190,011
Financial liabilities (CHF million)
Due to banks and deposits	328,439		325,051
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245		168,394
Obligation to return securities received as collateral	32,057		42,147
Trading liabilities	120,452		133,997
Short-term borrowings	20,373		21,683
Long-term debt	163,643		172,698
Other financial liabilities	128,535		123,549